Convertible loan - Narrative (Details)			12 Months Ended
	Jun. 10, 2021 USD ($) shares	Oct. 29, 2019 USD ($) $ / shares shares	Jun. 30, 2021 CAD ($)	Jun. 30, 2020 CAD ($)
IfrsStatementLineItems [Line Items]
Number of warrants issuable for convertible loan (in shares)		3,125,625
Convertible Loan
IfrsStatementLineItems [Line Items]
Loan and guarantee amount | $		$ 3,750,000
Notification period for early maturity		60 days
Denomination of the principal convertible | $		$ 1,000
Number of common shares issuable		1,667
Warrants issuable per US$1000 convertible loan		0.5
Exercise price of warrants | $ / shares		$ 1.20
Warrants term		3 years
Number of common shares issuable for convertible loan (in shares)		6,251,250
Warrant holding period		4 months 1 day
Annual interest rate		3.00%
Borrowing fee		4.50%
Borrowing rate after date of positive cash flow		7.50%
Borrowing prepayment fee		3.00%
Transaction costs | $		$ 199,869
Borrowing		$ 3,550,131		$ 4,955,500
Effective interest rate	1.20%	4.10%
Common shares issued for convertible loan (in shares)	6,251,250
Number of warrants issued for convertible loan (in shares)	3,125,625
Borrowings, amount converted	$ 3,750,000		$ 4,353,088
Interest paid | $	$ 181,286